Note 8 - Credit Agreement (Details) - Changes in Long-term Debt (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long term debt	$ 77,600	$ 75,000
Net borrowings or repayments	2,600
Senior Secured Acquisition Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long term debt	27,600	25,000
Net borrowings or repayments	2,600
Borrowing Base Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long term debt	$ 50,000	$ 50,000